Segments	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Segments

2. SEGMENTS

The Santander UK group’s business is managed and reported on the basis of the following segments: Retail Banking, Corporate & Commercial Banking, Corporate & Investment Banking and Corporate Centre. The segments are strategic business units that offer different products and services. They are managed separately because each business has different customers and requires different technology and marketing strategies. The segmental basis of presentation in these Condensed Consolidated Interim Financial Statements has been changed, and the prior period has been restated, for the following:

•

To report our short term markets business in Corporate Centre rather than in Corporate & Investment Banking. This reflects the run down or transfer to Banco Santander London Branch of the prohibited part of the business in 2018, as part of the transition to our ring-fenced model, with the remaining permitted business forming part of our liquidity risk management function.

•

As reflected in the Consolidated Financial Statements in the 2018 Annual Report, to report our Jersey and Isle of Man branches in Corporate Centre rather than in Retail Banking, as a result of their transfer from Santander UK plc to ANTS in December 2018.

Results by segment

Half year to 30 June 2019	Retail Banking £m	Corporate & Commercial Banking £m	Corporate & investment Banking £m	Corporate Centre £m	Total £m
Net interest income/(expense)	1,465	189	32	(15)	1,671
Non-interest income	353	38	47	8	446

Total operating income/(expense)	1,818	227	79	(7)	2,117

Operating expenses before credit impairment losses, provisions and charges	(1,011)	(138)	(83)	(35)	(1,267)

Credit impairment (losses)/releases	(63)	(9)	4	(1)	(69)
Provisions for other liabilities and charges	(95)	(1)	(11)	(99)	(206)
Total operating credit impairment losses, provisions and charges	(158)	(10)	(7)	(100)	(275)

Profit/(loss) before tax	649	79	(11)	(142)	575

Revenue from external customers	2,166	281	85	(415)	2,117
Inter-segment revenue	(348)	(54)	(6)	408	—

Total operating income/(expense)	1,818	227	79	(7)	2,117

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
– Current account and debit card fees	345	15	14	—	374
– Insurance, protection and investments	37	—	—	—	37
– Credit cards	42	—	—	—	42
– Non-banking and other fees(2)	36	26	24	1	87

Total fee and commission income	460	41	38	1	540
Fee and commission expense	(184)	(12)	(7)	(2)	(205)

Net fee and commission income	276	29	31	(1)	335

30 June 2019
Customer loans	174,590	17,365	4,060	4,634	200,649
Total assets(3)	182,785	17,365	4,929	85,193	290,272

Customer deposits	142,814	18,021	6,059	7,936	174,830
Total liabilities	143,788	18,045	6,946	105,107	273,886

(1)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)	Includes customer loans, net of credit impairment loss allowances.

Half year to 30 June 2018(1)	Retail Banking £m	Corporate & Commercial Banking £m	Corporate & investment Banking £m	Corporate Centre £m	Total £m
Net interest income	1,565	202	33	11	1,811
Non-interest income	304	40	115	42	501

Total operating income	1,869	242	148	53	2,312

Operating expenses before credit impairment losses, provisions and charges	(957)	(134)	(145)	(49)	(1,285)

Credit impairment (losses)/releases	(52)	(22)	(18)	1	(91)
Provisions for other liabilities and charges	(34)	8	(2)	(5)	(33)

Total operating credit impairment losses, provisions and (charges)/releases	(86)	(14)	(20)	(4)	(124)

Profit/(loss) before tax	826	94	(17)	—	903

Revenue from external customers	2,183	322	177	(370)	2,312
Inter-segment revenue	(314)	(80)	(29)	423	—

Total operating income/(expense)	1,869	242	148	53	2,312

Revenue from external customers includes the following fee and commission income disaggregated by income type: (2)
– Current account and debit card fees	311	13	14	—	338
– Insurance, protection and investments	46	—	—	—	46
– Credit cards	45	—	—	—	45
– Non-banking and other fees(3)	67	32	50	6	155

Total fee and commission income	469	45	64	6	584
Fee and commission expense	(183)	(13)	(8)	—	(204)

Net fee and commission income	286	32	56	6	380

31 December 2018
Customer loans	172,747	17,702	4,613	4,807	199,869
Total assets(4)	179,572	17,702	8,607	83,500	289,381

Customer deposits	142,065	17,606	4,853	7,607	172,131
Total liabilities	142,839	17,634	8,885	103,803	273,161

(1)	Restated to reflect the resegmentation of our short term markets business and our Jersey and Isle of Man branches to Corporate Centre.
(2)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(3)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(4)	Includes customer loans, net of credit impairment loss allowances.